INCOME TAXES (Tables)	12 Months Ended
Feb. 28, 2017
INCOME TAXES
Schedule of Income (Loss) Before Income Taxes

        The components of the Company's income (loss) before income taxes, by taxing jurisdiction, were as follows:

	February 28, 2017	February 29, 2016
Canada	(14,156)	(22,994)
Luxembourg	(2,004)	(7,222)
India	728	1,756
China	414	706
Other	104	(11,535)

	(14,914)	(39,289)

Schedule of Reported Income Tax Provision Reconciliation

        The reported income tax provision differs from the amount computed by applying the Canadian statutory rate to the net loss, for the following reasons:

	2017	2016
Loss before income taxes	(14,914)	(39,289)
Statutory income tax rate	26.5%	26.5%
Expected income tax recovery	(3,952)	(10,412)
Foreign tax rate differences	563	578
Non-deductible expenses and non-taxable income	(785)	37
Change in valuation allowances	4,967	6,043
Share issue costs	(156)	—
Goodwill impairment	—	4,420
Foreign bank, minimum and withholding taxes	353	—
Prior year adjustments	(183)	1,444
Other	(24)	165

	783	2,275

Schedule of Deferred Tax Assets and Liabilities

        The Company's deferred tax assets and liabilities include the following significant components:

	2017	2016
Income tax loss carryforwards	44,541	39,322
Capital loss	19,011	19,011
Research and development tax credits	13,180	13,180
SR&ED expenditures	6,872	6,872
Book and tax differences on assets	960	1,256
Share issue expenses	529	443
Income and expense reserves	194	236

Total gross deferred tax assets	85,287	80,320

Valuation allowance	(85,287)	(80,320)

Income and expense reserves	(148)	(294)

Net deferred tax liability	(148)	(294)